Net Finance (Expense) Income	12 Months Ended
Dec. 31, 2024
Net Finance (Expense) Income [Abstract]
Net finance (expense) income

Note 10. Net finance (expense) income

	For the year ended December 31
	2024	2023	2022
Net fair value gain of warrant liabilities	2,072	7,877	12,195
Net fair value gain of shares held in escrow	12,646	11,187	61,795
Interest income	204	660	97
Finance income	14,922	19,724	74,087

Banking expenses	$(1,163)	$(1,315)	$(781)
Bank fees	(663)	(2,812)	(8,498)
Other financial expenses	(1,213)	(868)	(1,033)
Interest expense	(42,484)	(40,852)	(25,849)
Finance expense	$(45,523)	$(45,847)	$(36,161)
Net finance (expense) income	$(30,601)	$(26,123)	$37,926

Refer to Note 28.1. Public warrants and Note 31. Related party transactions for further information related to net fair value gains for the years ended December 31, 2024, December 31, 2023 and 2022.

In December 31,2024, interest on lease liabilities amounted to $1,213 (2023: $868, 2022: $1,033). Refer to Note 3.3. Leases - Right-of-use assets & lease liabilities for method of recognition of interest expense applied by the Group.

In 2022, interest expense includes an extinguishment loss of $1,601, as a result of the substantially modified terms of the Senior Notes. Refer to Note 20. Borrowings for further information related to the debt extinguishment.

Net fair value gains recognized in Net finance income (expense) during December 31,2024, 2023, and 2022 are unrealized.